Derivative financial instruments (including embedded derivative) (Tables)	12 Months Ended
Dec. 31, 2017
Derivative financial instruments (including embedded derivative)
Schedule of derivative financial instruments by type and classification

	Reference value (notional) - in U.S Dollars		Fair value
Type of derivative	2017	2016	2017	2016

Instruments contracted of economic hedge strategy
Operational hedge
Cash flow hedges of exports
Zero cost collar	1,981,000	1,760,000	90,078	268,443

Hedges of debts
Hedges of interest rates
Swap LIBOR x Fixed (USD)	40,800	590,257	1,231	(1,832)
Swap IPCA x CDI (notional in Reais)	1,028,022	843,845	70,387	19,861

Hedges of foreign currency
Swap DI x US$ (USD)	173,547	315,686	(147,359)	(259,021)
Swap TJLP x US$ (USD)		36,240		(58,188)
Swap Pre x US$ (USD)	46,829	81,867	(43,229)	(78,711)

			(28,892)	(109,448)

Embedded derivative in forestry partnership and standing timber supply agreements (*)
Swap of US-CPI	768,598	813,154	163,094	127,860

			134,202	18,412

Classified
In current assets			124,340	256,723
In non-current assets			323,952	242,323
In current liabilities			(151,571)	(245,839)
In non-current liabilities			(162,519)	(234,795)

Total, net			134,202	18,412

(*)The embedded derivative is a swap of the US-CPI changes during the term of the Forestry Partnership and Standing Timber Supply Agreements.

Schedule of derivative financial instruments of economic hedge strategy by type and nature of exposure

	Reference value (notional) - in currency of origin			Fair value
Type of derivative and protected risk	Currency	2017	2016	2017	2016

Swap contracts - Hedge of debts
Asset
LIBOR to fixed	US$	40,800	590,257	134,156	1,868,111
Real CDI to USD	R$	340,618	616,099	579,978	1,027,838
Real TJLP to USD	R$		59,265		59,142
Real Pre to USD	R$	106,441	177,633	100,983	155,624
IPCA to CDI	R$	1,028,022	843,845	1,123,400	867,675
Liability
LIBOR to fixed	US$	40,800	590,257	(132,925)	(1,869,943)
Real CDI to USD	US$	173,547	315,686	(727,337)	(1,286,859)
Real TJLP to USD	US$		36,240		(117,330)
Real Pre to USD	US$	46,829	81,867	(144,212)	(234,335)
IPCA to CDI	R$	1,028,022	843,845	(1,053,013)	(847,814)

Total of swap contracts				(118,970)	(377,891)

Options - Cash flow hedge Zero cost collar	US$	1,981,000	1,760,000	90,078	268,443

				(28,892)	(109,448)

Schedule of derivative financial instruments by type of economic hedge strategy contracts

	Fair value		Value (paid) or received
Type of derivative	2017	2016	2017	2016

Operational hedge
Cash flow hedge of exports	90,078	268,443	300,044	38,576
Hedge of debts
Hedge of interest rates	71,618	18,029	(31,530)	(17,446)
Hedge of foreign currency	(190,588)	(395,920)	(146,744)	(166,576)

	(28,892)	(109,448)	121,770	(145,446)

Schedule of fair value of maturity date of economic hedge strategy contracts
	2017	2016

2017		7,609
2018	(31,234)	(58,385)
2019	(57,574)	(28,615)
2020	(57,165)	(29,514)
2021	(27,610)	14,237
2022	(22,209)	(5,451)
2023	166,900	(9,329)

	(28,892)	(109,448)